Goodwill and Intangibles - Summary of Goodwill and Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 81,104	$ 33,749	$ 33,749
Core deposit intangible	14,370	10,768	10,768
Total	95,474	44,517
Less: Accumulated amortization	(6,008)	(5,148)
Total, net	89,466	39,369	40,895
Scenario, Previously Reported [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Other		435	435
Total		44,952	44,952
Less: Accumulated amortization		$ (5,583)	$ (4,057)